Inventories	12 Months Ended
Dec. 31, 2023
Inventories
Inventories

9.Inventories

At December 31, 2023 and December 31, 2022, inventories consisted of the following:

Inventories

in € THOUS

	2023	2022

Finished goods	1,232,702	1,310,995
Health care supplies	451,316	553,821
Raw materials and purchased components	361,804	306,994
Work in process	133,353	124,404
Inventories	2,179,175	2,296,214

Under the terms of certain unconditional purchase agreements, the Company is obligated to purchase approximately €584,499 of materials, of which €423,751 is committed at December 31, 2023 for 2024. The terms of these agreements run 1 to 4 years. Further unconditional purchase agreements exist with an equity method investee of the Company. For further information on these agreements, see note 6.

Write-downs of inventories amounted to €110,614 and €71,593 for the years ended December 31, 2023 and 2022, respectively.